[front cover]

American Century
Fund Profile

Equity Growth Fund

[photo of woman sitting on bench, photo of hand holding pencil]

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

August 1, 2001
Investor Class

[american century logo and text logo (reg. sm)]

EQUITY GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Growth seeks capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

    In the second step, the fund managers use a technique called portfolio optimization. In portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term  instruments and nonleveraged stock index futures  contracts. "Nonleveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Equity Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Equity Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Equity Growth may invest in securities of foreign companies.
    Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Equity Growth is intended for investors who seek capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Growth's
    Investor Class shares for each full calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Equity Growth                                 American Century Investments

    [data shown in bar chart]

    Calendar Year-By-Year Returns(1)

    2000    -10.95%
    1999     18.47%
    1998     25.45%
    1997     36.06%
    1996     27.34%
    1995     34.56%
    1994     -0.23%
    1993     11.42%
    1992      4.13%

        (1) As of June 30, 2001, the end of the most recent calendar quarter,
        Equity Growth's  year-to-date return was -5.13%.

        The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Equity Growth             23.10% (4Q 1998)        -13.88% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects  no operating costs, is included as a benchmark for performance comparisons.

                            1 YEAR      5 YEARS     10 YEARS    LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 2001)
        Equity Growth      -15.34%       14.47%      15.23%         14.60%
        S&P 500 Index      -14.83%       14.48%      15.10%         14.56%

        (1) The inception date for Equity Growth is May 9, 1991.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                                    0.67%(1)
        Distribution and Service (12b-1) Fees             None
        Other Expenses                                    0.00%(2)
        Total Annual Fund Operating Expenses              0.67%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent  fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year         3 years        5 years        10 years
                    $68            $214           $373            $833

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers,  assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the  portfolio managers for the Equity Growth team:

    JEFFREY R. TYLER, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Equity Growth since June 1997. He joined American Century as a Portfolio Manager in 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered
    Financial Analyst.

Equity Growth                                                  Fund Profile

    THOMAS P. VAIANA, Portfolio Manager, has been a member of the team since
    February 2001. He joined American Century in February 1997 as a Credit
    Analyst and was promoted to Portfolio Manager in August 2000. Prior to joining American Century, he was an analyst and Assistant Vice President with Duff & Phelps. He has a bachelor's degree in business finance from
    California State University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for  traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be  redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Growth for shares in nearly 70 other  mutual funds offered by American Century. Depending  on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the  fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing  in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM             [graphic of arrow]

                                   American Century Investment Services, Inc.
SH-PRF-26040   0108             (c)2001 American Century Services Corporation

American Century
Fund Profile

Income & Growth Fund

[photo of woman sitting on bench, photo of hand holding pencil]

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

August 1, 2001
Investor Class

[american century logo and text logo (reg. sm)]

INCOME & GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's  earnings and changes in its earnings estimates.

    In the second step, the fund managers use a technique called portfolio optimization. With portfolio optimization, the fund managers use a computer model to build a  portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. When building the fund's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

    The fund may invest in securities other than stocks, such  as convertible securities, foreign securities, short-term instruments and nonleveraged stock index futures contracts. "Nonleveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Income & Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Income & Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Income & Growth may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Income & Growth is intended for investors who seek dividend growth, current income and capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Income & Growth's
    Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

Income & Growth                               American Century Investments

   [data shown in bar chart]

   Calendar Year-By-Year Returns
        2000     -10.54%
        1999      17.96%
        1998      27.67%
        1997      34.52%
        1996      24.15%
        1995      36.88%
        1994      -0.55%
        1993      11.31%
        1992       7.86%
        1991      39.08%

        (1) As of June 30, 2001, the end of the most recent calendar quarter,
        Income & Growth's year-to-date return was -4.04%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Income & Growth           22.18% (4Q 1998)        -11.29% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects  no operating costs, is included as a benchmark for  performance comparisons.

                              1 YEAR      5 YEARS     10 YEARS   LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 2001)
        Income & Growth      -11.00%      14.45%       15.47%       16.44%
        S&P 500 Index        -14.83%      14.48%       15.10%       15.76%(2)

        (1) The inception date for Income & Growth is December 17, 1990.

        (2) Since December 20, 1990, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                                           0.67%(1)
        Distribution and Service (12b-1) Fees                    None
        Other Expenses                                           0.00%(2)
        Total Annual Fund Operating Expenses                     0.67%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent  fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year         3 years         5 years             10 years
                    $68            $214            $373                 $833

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Income & Growth team:

    JOHN SCHNIEDWIND, Senior Vice President, Senior Portfolio Manager and Group
    Leader-Quantitative Equity, has been a member of the team that manages
    Income & Growth since its inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue
    University and an MBA in finance from the University of California. He is a
    Chartered Financial Analyst.

Income & Growth                                                Fund Profile

    KURT BORGWARDT, Vice President, Senior Portfolio Manager and Director of
    Quantitative Equity Research, has been a member of the team that manages
    Income & Growth since June 1997. He joined American Century in August 1990 and has managed the quantitative research effort since then. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial
    Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be  redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Income & Growth for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Income & Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing  in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM             [graphic of arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

                                   American Century Investment Services, Inc.
SH-PRF-26047   0108             (c)2001 American Century Services Corporation